EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	Imbo	Total
Cost
Balance as at January 1, 2020	$10,440,729	$17,454,831	$254,283	$28,149,843
Additions	180,637	4,279,656	2,760,307	7,220,600
Adjustment	-	-	(81,685)	(81,685)
Earn-in Barrick payment (*)	-	(4,267,816)	-	(4,267,816)

Balance as at December 31, 2020	$10,621,366	$17,466,671	$2,932,905	$31,020,942

Additions	-	2,216,038	6,859,907	9,075,945
Earn-in Barrick payment (*)	-	(1,975,162)	-	(1,975,162)
Balance as at December 31, 2021	$10,621,366	$17,707,547	$9,792,812	$38,121,725